SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

a)	On October 2, 2024, the Company closed its previously announced securities purchase agreement with certain accredited investors to issue, in a registered direct offering, 2,164,000 common shares at a purchase price of US$1.875 per share, for gross proceeds of $4,058. The Company paid $325 and issued 21,333 warrants as finders’ fees.

b)

On October 8, 2024 the Company effected a 1-for-2.5 reverse share split (“Reverse Share Split”) of its common shares. The common shares continue to trade on the Nasdaq Capital Market under the Company’s existing trading symbol, “AZ,” and a new CUSIP number 002205102 has been assigned as a result of the Reverse Share Split.

c)	On October 15, 2024, the Company closed its previously announced securities purchase agreement with certain accredited investors to issue, in a registered direct offering, 642,860 common shares at a purchase price of US$2.80 per share, for gross proceeds of $1,800, The Company paid $144 and issue 186,148 common shares as finders’ fees.